Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of current and deferred components of income tax expenses

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current income tax	318,090	330,859	365,292	52,471
Deferred income tax	(124,887)	(171,230)	(260,049)	(37,354)
	193,203	159,629	105,243	15,117

Schedule of components of the deferred tax assets

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets
Allowance for loans and advances	235,415	492,923	70,804
Net operating loss carry forwards	46,550	48,715	6,997
Accruals for share-based compensation	29,637	41,518	5,964
Accruals for payroll and other costs	19,925	13,590	1,952
Accruals for other liabilities	—	4,801	690
Contract liabilities	—	86,573	12,435
Less: valuation allowance	(1,731)	(13,031)	(1,872)
Balance at the end of the year	329,796	675,089	96,970

Schedule of differences between the PRC statutory tax rate and the company's effective tax rate

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Income before provision of income tax	668,024	764,259	368,485	52,930
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at statutory tax rate	167,006	191,065	92,121	13,233
Difference on tax rate	—	—	(18,427)	(2,647)
Research and development super-deduction	(11,912)	(16,254)	(13,919)	(1,999)
Non-deductible/non-taxable items	1,499	29,916	34,168	4,908
Changes in valuation allowance	36,610	(45,098)	11,300	1,622
Income tax expenses	193,203	159,629	105,243	15,117